Intangible Assets and Goodwill - Schedule of Estimation of Future Amortization Expense (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 1,189
2022	927
2023
2024
2025